Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Tax expense [abstract]
Schedule of income tax expense in the consolidated statements of profit or loss

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000
Current tax expense
Current income tax charge	(19)	(68)	(41)
Over/(Under) provision in prior years	10	(7)	(75)
	(9)	(75)	(116)
Deferred tax expense
Relating to origination and reversal of temporary differences	(1)	–	–
Total tax expense	(10)	(75)	(116)

Reconciliation of effective tax rate	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

Profit/(Loss) before tax	40,080	54,983	(35,339)

Tax calculated using Singapore tax rate of 17% (31/12/2017: 17%; 31/12/2016: 17%)	(6,814)	(9,347)	6,008
Non-deductible expenses	(1,624)	(1,209)	(1,175)
Income not subject to taxation	10,081	12,374	88
Deferred tax assets not recognized	(1,820)	(2,013)	(4,966)
Utilisation of tax losses	–	–	(86)
Tax rate differential	157	127	90
Over/(Under) provision of tax in prior years	10	(7)	(75)
	(10)	(75)	(116)

Schedule of deferred tax benefits

	31/12/2016		31/12/2017		31/12/2018
	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Unutilized tax losses	75,296	12,800	88,043	14,968	114,326	19,436
Difference in depreciation for tax purposes	5,690	968	4,813	818	7,685	1,306
Provisions	1,008	171	977	166	1,036	176
	81,994	13,939	93,833	15,952	123,047	20,918

Schedule of deferred tax liabilities
	Balance as at 1 January 2017	Recognised in profit or loss	Currency translation difference	Recognised in other comprehensive income	Balance as at 31 December 2017	Currency translation difference	Balance as at 31 December 2018
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Goodwill	289	–	12	–	301	–	301
Revaluation of building	–	–	–	1,142	1,142	(25)	1,117
Others	8	(8)	–	–	–	–	–
	297	(8)	12	1,142	1,443	(25)	1,418